Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	FEDERATED INVESTMENT SERIES FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000889388
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 03, 2017
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017